Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Depreciation, total				$ 41,258,142	$ 38,921,672	$ 39,096,589
Impairment of long-lived assets held-for-use					$ 2,156,002
Number of vessels impaired during period | Vessel					3
Impairment of long-lived assets to be disposed of				11,351,821	$ 4,305,271
Number of vessels classified as held for sale during period | Vessel					4
Gas Monarch [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure		$ 6,000,000
Depreciation, total		$ 255,015
Long-lived assets held-for-use, fair value disclosure, net	$ 5,744,985				$ 5,744,985
Gas Pasha And Gas Evoluzione [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure								$ 8,000,000
Depreciation, total	200,130
Long-lived assets held-for-use, fair value disclosure, net	$ 7,799,870				$ 7,799,870
Gas Sincerity and Gas Texiana [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net				8,958,000
Assets held-for-sale, long lived, fair value disclosure			$ 9,400,000				$ 9,400,000
Assets held for sale, costs to sell			$ 442,000
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member]
Derivatives, Fair Value [Line Items]
Assets held-for-sale, long lived, fair value disclosure				55,230,000
Assets held for sale, costs to sell				$ 0